Accounts receivable, net - Summary of Movement of Allowance of Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
At beginning of year		¥ 363	¥ 92
Addition/(reversal)	$ (16)	(107)	271	¥ 92
At end of year		¥ 256	¥ 363	¥ 92